UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09993

Cohen & Steers Advantage Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 112.9%
DIVERSIFIED 10.0%
Cousins Properties	181,850	$1,505,718
Dexus Property Group (Australia)	2,120,800	1,580,969
Lexington Realty Trust	264,600	1,349,460
Vornado Realty Trust(a)	209,367	13,485,329
		17,921,476
HEALTH CARE 14.9%
Brookdale Senior Living(a)	166,020	3,009,943
Chartwell Seniors Housing (Canada)	146,140	907,702
Cogdell Spencer	264,641	1,270,277
HCP(a)	349,806	10,053,424
Health Care REIT(a)	51,009	2,122,994
LTC Properties(a)	4,553	109,454
Nationwide Health Properties(a)	76,213	2,361,841
Senior Housing Properties Trust	141,790	2,709,607
Ventas(a)	104,161	4,010,198
		26,555,440
HOTEL 7.2%
Hospitality Properties Trust(a)	178,403	3,634,069
Host Hotels & Resorts(a)	779,549	9,175,292
		12,809,361
INDUSTRIAL 7.2%
AMB Property Corp.(a)	121,473	2,787,805
ProLogis(a)	848,745	10,117,041
		12,904,846
MORTGAGE 0.9%
MFA Financial(a)	209,982	1,671,457

OFFICE 21.0%
BioMed Realty Trust(a)	199,863	2,758,109
Boston Properties(a)	159,344	10,444,999

	Number of Shares	Value
Brandywine Realty Trust(a)	247,694	$2,734,542
Brookfield Properties Corp.	241,393	2,718,085
ING Office Fund (Australia)	3,077,500	1,520,383
Kilroy Realty Corp.(a)	121,585	3,372,768
Liberty Property Trust(a)	164,986	5,366,995
Mack-Cali Realty Corp.(a)	162,273	5,246,286
SL Green Realty Corp.(a)	73,034	3,202,541
		37,364,708
OFFICE/INDUSTRIAL 1.3%
PS Business Parks(a)	44,310	2,273,989

RESIDENTIAL 18.1%
APARTMENT 17.2%
American Campus Communities(a)	66,599	1,788,183
Apartment Investment & Management Co.(a)	219,964	3,244,469
AvalonBay Communities(a)	81,685	5,940,950
Colonial Properties Trust	43,417	422,448
Education Realty Trust(b)	187,553	1,112,189
Equity Residential(a)	347,628	10,672,180
Home Properties(a)	35,665	1,536,805
Post Properties	99,606	1,792,908
UDR(a)	266,841	4,200,077
		30,710,209
MANUFACTURED HOME 0.9%
Equity Lifestyle Properties(a)	35,798	1,531,796
TOTAL RESIDENTIAL		32,242,005

SELF STORAGE 8.5%
Public Storage(a)	109,300	8,223,732
Public Storage-Series A(b)	66,479	1,707,181
Sovran Self Storage(a)	91,712	2,790,796
U-Store-It Trust(a),(b)	389,400	2,433,750
		15,155,459

	Number of Shares	Value
SHOPPING CENTER 23.8%
COMMUNITY CENTER 8.6%
Developers Diversified Realty Corp.	326,100	$3,013,164
Federal Realty Investment Trust(a)	32,853	2,016,189
Inland Real Estate Corp.(a)	119,265	1,044,761
Kimco Realty Corp.(a)	325,764	4,247,962
Regency Centers Corp.(a)	53,974	1,999,737
Weingarten Realty Investors(a)	151,015	3,008,219
		15,330,032
FREE STANDING 0.8%
National Retail Properties(a)	62,594	1,343,893

REGIONAL MALL 14.4%
Glimcher Realty Trust	185,610	681,189
Macerich Co.(a)	172,200	5,222,826
Simon Property Group(a)	285,645	19,832,332
		25,736,347
TOTAL SHOPPING CENTER		42,410,272
TOTAL COMMON STOCK (Identified cost—$179,651,215)		201,309,013

PREFERRED SECURITIES—$25 PAR VALUE 38.6%
FINANCE—MORTGAGE LOAN/BROKER 0.6%
Countrywide Capital V, 7.00%, due 11/1/36	50,000	1,028,500

REAL ESTATE 38.0%
DIVERSIFIED 4.4%
Duke Realty Corp., 6.625%, Series J(a)	80,000	1,512,000
Duke Realty Corp., 7.25%, Series N(a)	78,000	1,638,780
Duke Realty Corp., 8.375%, Series O(a)	48,300	1,172,241
Lexington Realty Trust, 6.50%, Series C ($50 par value)(a)	41,800	1,246,894
Lexington Realty Trust, 7.55%, Series D(a)	131,025	2,227,425
		7,797,340
HEALTH CARE 1.8%
HCP, 7.250%, Series E(a)	20,000	445,000

	Number of Shares	Value
Health Care REIT, 7.625%, Series F(a)	112,900	$2,674,601
		3,119,601
HOTEL 2.9%
Hospitality Properties Trust, 7.00%, Series C(a)	137,000	2,664,650
LaSalle Hotel Properties, 7.25%, Series G(a)	90,300	1,806,000
Sunstone Hotel Investors, 8.00%, Series A(a)	39,400	736,780
		5,207,430
OFFICE 8.8%
Alexandria Real Estate, 7.00%, Series D	100,000	1,950,000
BioMed Realty Trust, 7.375%, Series A(a)	148,275	3,299,118
Brandywine Realty Trust, 7.375%, Series D(a)	60,000	1,278,000
Corporate Office Properties Trust, 7.625%, Series J(a)	100,000	2,300,000
Cousins Properties, 7.50%, Series B(a)	86,575	1,690,810
HRPT Properties Trust, 7.125%, Series C(a)	68,500	1,372,055
HRPT Properties Trust, 6.50%, Series D	90,000	1,654,200
SL Green Realty Corp., 7.625%, Series C(a)	40,000	886,800
SL Green Realty Corp., 7.875%, Series D(a)	56,000	1,274,000
		15,704,983
OFFICE/INDUSTRIAL 2.1%
PS Business Parks, 7.00%, Series H(a)	70,000	1,556,100
PS Business Parks, 7.375%, Series O(a)	100,000	2,200,000
		3,756,100
RESIDENTIAL- APARTMENT 5.4%
Apartment Investment & Management Co., 8.00%, Series T(a)	83,861	1,788,755
Apartment Investment & Management Co., 7.75%, Series U(a)	170,000	3,519,000
Mid-America Apartment Communities, 8.30%, Series H(a)	103,655	2,553,023
UDR, 6.75%, Series G(a)	87,250	1,823,525
		9,684,303
SELF STORAGE 2.6%
Public Storage, 6.75%, Series E(a)	45,500	1,019,200
Public Storage, 7.25%, Series I(a)	49,984	1,260,097

	Number of Shares	Value
Public Storage, 6.50%, Series W(a)	105,300	$2,274,480
		4,553,777
SHOPPING CENTER 8.3%
COMMUNITY CENTER 4.7%
Developers Diversified Realty Corp., 8.00%, Series G	60,000	1,140,000
Developers Diversified Realty Corp., 7.375%, Series H	75,000	1,316,250
Kimco Realty Corp., 7.75%, Series G(a)	110,038	2,679,425
Regency Centers Corp., 7.25%, Series D(a)	22,000	488,400
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(a),(c)	13,000	1,280,500
Weingarten Realty Investors, 6.50%, Series F(a)	69,875	1,397,500
		8,302,075
FREE STANDING 0.3%
National Retail Properties, 7.375%, Series C(a)	26,200	599,718

REGIONAL MALL 3.3%
CBL & Associates Properties, 7.75%, Series C(a)	50,000	975,000
CBL & Associates Properties, 7.375%, Series D(a)	161,998	2,987,243
Simon Property Group, 8.375%, Series J ($50 par value)(a),(c)	33,800	1,977,300
		5,939,543
TOTAL SHOPPING CENTER		14,841,336

SPECIALTY 1.7%
Digital Realty Trust, 8.50%, Series A(a)	65,900	1,607,960
Digital Realty Trust, 7.875%, Series B(a)	13,650	325,007
Entertainment Properties Trust, 9.00%, Series E	55,000	1,186,350
		3,119,317
TOTAL REAL ESTATE		67,784,187
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$75,274,742)		68,812,687
PREFERRED SECURITIES—CAPITAL SECURITIES 2.6%
BANK 0.5%
JPMorgan Chase & Co., 7.90%, due 4/29/49(a)	1,000,000	963,097

		Number of Shares	Value
FINANCE—CREDIT CARD 0.5%
Capital One Capital V, 10.25%, due 08/15/39		750,000	$830,840

INSURANCE 1.6%
MULTI-LINE 0.8%
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(d)		1,250,000	1,303,348

PROPERTY CASUALTY 0.8%
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(a),(d)		1,500,000	1,447,500
TOTAL INSURANCE			2,750,848
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$4,258,934)			4,544,785

		Principal Amount
CORPORATE BONDS 3.5%
REAL ESTATE
DIVERSIFIED 1.4%
Dexus Property Group, 7.125%, due 10/15/14, 144A(d)		$1,500,000	1,500,765
Duke Realty LP, 8.25%, due 8/15/19		1,000,000	1,045,881
			2,546,646
HOTEL 0.6%
Hospitality Properties Trust, 6.30%, due 6/15/16(a)		1,220,000	1,091,893

INDUSTRIAL 0.6%
ProLogis International Funding, 5.875%, due 10/23/14	EUR	890,000	1,120,047

SHOPPING CENTER—COMMUNITY CENTER 0.9%
Developers Diversified Realty Corp., 9.625%, due 3/15/16		$1,500,000	1,506,491
TOTAL CORPORATE BONDS (Identified cost—$5,678,192)			6,265,077

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.3%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00%(e)		941,253	$941,253
Fidelity Institutional Money Market Treasury Only Fund, 0.08%(e)		1,363,392	1,363,392
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,304,645)			2,304,645

TOTAL INVESTMENTS (Identified cost—$267,167,728)	158.9%		283,236,207

LIABILITIES IN EXCESS OF OTHER ASSETS	(58.9)%		(104,940,266)

NET ASSETS (Equivalent to $6.70 per share based on 26,601,508 shares of common stock outstanding)	100.0%		$178,295,941

Glossary of Portfolio Abbreviations

EUR	Euro
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) A portion or all of the security is pledged in connection with the revolving credit agreement: $226,231,582 has been pledged as collateral.

(b) A portion of the security is segregated as collateral for interest rate swap transactions: $3,111,000 has been segregated as collateral.

(c)Illiquid security.  Aggregate holdings equal 1.8% of net assets of the Fund.

(d) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 2.4% of net assets of the Fund.

(e) Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at September 30, 2009 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG	$33,000,000	3.600%	0.246%	January 29, 2014	$(1,771,778)
Royal Bank of Canada	$20,000,000	3.615%	0.241%	January 16, 2013	(1,127,409)
					$(2,899,187)

(a)  Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

NOTES TO FINANCIAL STATEMENTS (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$201,309,013	$201,309,013	$	$—
Preferred Securities - $25 Par Value-Shopping Center-Community Center	8,302,075	7,021,575	1,280,500	—
Preferred Securities - $25 Par Value- Other Industries	60,510,612	60,510,612	—	—
Preferred Securities – Capital Securities	4,544,785	—	4,544,785	—
Corporate Bonds-Real Estate-Diversified	2,546,646	—	1,045,881	1,500,765
Corporate Bonds-Other	3,718,431	—	3,718,431	—
Money Market Funds	2,304,645	—	2,304,645	—
Total Investments	$283,236,207	$268,841,200	$12,894,242	$1,500,765
Other Financial Instruments*	$(2,899,187)	—	$(2,899,187)	—

NOTES TO FINANCIAL STATEMENTS (Continued)

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2008	$—

Change in unrealized appreciation	7,035

Net purchases	1,493,730

Balance as of September 30, 2009	$1,500,765

Note 2. Derivative Instruments

The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2009:

Interest Rate Swaps	$(2,899,187)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current

NOTES TO FINANCIAL STATEMENTS (Continued)

market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Options:  The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$38,793,643
Gross unrealized depreciation	(22,725,164)
Net unrealized appreciation	$16,068,479

Cost for federal income tax purposes	$267,167,728

Note 4. Merger

On June 10, 2009, the Boards of Directors of the Fund and each of Cohen & Steers Premium Income Realty Fund, Inc. (“RPF”), Cohen & Steers Worldwide Realty Income Fund, Inc. (“RWF” and collectively with the Fund and RPF, the “Acquired Funds”) and Cohen & Steers Quality Income Realty Fund, Inc. (“RQI”) approved a merger, subject to approval by the Fund’s shareholders, in which the Fund and RPF and RWF would merge with and into RQI in accordance with Maryland General Corporation Law. If each fund’s shareholders approve the mergers, shareholders of the Fund,

NOTES TO FINANCIAL STATEMENTS (Continued)

and shareholders of RPF and RWF would become shareholders of RQI. In connection with the mergers, all of the Fund’s assets and liabilities will be combined with RQI, and each shareholder of the Fund will receive a number of shares of RQI in exchange for their shares of the Fund having an aggregate net asset value equal to the aggregate net asset value of the Fund’s shares held as of the close of business of the New York Stock Exchange on the closing date of the mergers. Each merger is subject to approval of the shareholders of each of RPF, RWF, RQI and the Fund and shareholders of RPF, RWF and RQI will vote separately on the merger involving their respective fund. Shareholders of RQI must also approve an amendment to RQI’s charter to increase the number of authorized common shares. Additionally, the merger of RWF with and into RQI is conditioned on the approval of the merger of RPF with and into RQI or on the approval of the merger of the Fund with and into RQI. If shareholders approve the mergers and if the shareholders of RQI approve an increase in the number of authorized common shares, the closing date of the mergers is expected to be on or about December 18, 2009.

If RQI’s shareholders do not approve the amendment to RQI’s charter to increase the number of authorized shares, but the proposals approving the mergers are approved, RQI will not have sufficient authorized but unissued common shares to issue to all of the Fund’s, and RPF’s and RWF’s shareholders, and will not be able to consummate all of the mergers. Should this occur, the Funds’ Boards of Directors reserve the right to consummate the mergers of only one or two of the Acquired Funds with and into RQI and will publicly announce prior to the closing date which mergers will be consummated.

Merger related expenses, which will be borne by the Fund, are estimated to be approximately $234,000.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009